PREPAYMENTS, OTHER CURRENT ASSETS AND DEPOSITS (Summary of Deposits) (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
PREPAYMENTS, OTHER CURRENT ASSETS AND DEPOSITS [Abstract]
Deposits for lottery ticket equipment and office leases	$ 1,623	10,071	5,939